Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2014
Prepayments and Other Current Assets [Abstract]
Prepayments and Other Current Assets

5. Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Prepaid rental and deposits	3,280	1,557	251
Prepayments to suppliers and other business related expenses	19,299	33,788	5,446
Receivables related to exercise of employee options	3,981	4,759	767
Others	1,351	2,599	419
Total	27,911	42,703	6,883

Prepayments to suppliers and other business related expenses mainly consist of business related staff advances, and the Group’s prepaid content licenses fee to third-party content suppliers for the rights to access and present on the Group’s website the contents produced by these suppliers during a certain period. These content licenses generally have a licensing period of one to three years, and are amortized over the license period on a straight-line basis. The portion of the prepaid content license cost that relates to a license period more than 12 months from the balance sheet date is classified as other non-current assets.